UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE              68130

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Taylor Xplor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Shares				Value
	COMMODITY TRADING ADVISOR - 24.6%
350	Xplor Global CTA Fund (SPC), Ltd Class 4X Lead Series * +			$ 192,417
50	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 10/12/2012 * +			28,834
90	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 10/22/2012 * +			55,032
20	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 11/28/2012 * +			12,065
570	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/05/2012 * +			346,150
364	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/20/2012 * +			216,000
315	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/24/2012 * +			190,590
944	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/22/2013 * +			591,831
550	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 6/11/2013 * +			539,628
410	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 6/28/2013 * +			410,092
8	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 7/16/2013 * +			7,643
184	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/10/2014 * +			174,237
110	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/6/2014 * +			97,034
325	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/24/2014 * +			332,904
142	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/25/2014 * +			144,390
56	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/28/2014 * +			56,626
	TOTAL COMMODITY TRADING ADVISOR ( Cost - $4,488,000)			3,395,473

Principal ($)		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 32.8%
	AGRICULTURE - 0.2%
$ 25,000	Philip Morris International, Inc.	1.8750	1/15/2019	24,703

	AUTO MANUFACTURERS - 0.8%
55,000	PACCAR Financial Corp.	0.8000	2/8/2016	55,065
50,000	Toyota Motor Credit Corp.	0.5259	5/17/2016	50,219
				105,284
	ASSET BACKED SECURITIES - 0.2%
21,005	CNH Equipment Trust 2013-A	0.4400	7/15/2016	21,007

	AUTOMOBILE ABS - 2.5%
85,000	AmeriCredit Automobile Receivables Trust 2013-2	0.6500	12/8/2017	85,020
35,000	BMW Vehicle Owner Trust 2013-A	0.4100	2/25/2016	35,013
35,000	Capital Auto Receivables Asset Trust	0.6200	7/20/2016	35,034
60,000	Ford Credit Auto Lease Trust 2013-A	0.6000	3/15/2016	60,082
40,000	Ford Credit Auto Owner Trust 2013-D	0.4500	8/15/2016	40,021
85,000	Honda Auto Receivables 2013-2 Owner Trust	0.5300	2/16/2017	85,096
4,386	Santander Drive Auto Receivables Trust 2013-1	0.4800	2/16/2016	4,386
				344,652
	BANKS - 7.6%
50,000	Bank of America Corp.	0.5017	10/14/2016	49,694
45,000	Bank of America Corp.	1.2789	1/15/2019	45,556
45,000	Bank of America Corp.	1.3036	3/22/2018	45,538
50,000	Bank of America Corp.	2.0000	1/11/2018	49,951
50,000	Bank of Montreal	0.7589	7/15/2016	50,290
	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2014 (Unaudited)(Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	BANKS - 7.6% (Continued)
$ 50,000	Bank of Nova Scotia	0.7589	7/15/2016	$ 50,256
45,000	BNP Paribas SA	0.8244	12/12/2016	45,127
50,000	BNP Paribas SA	3.2500	3/11/2015	51,297
40,000	Capital One Financial Corp.	2.1250	7/15/2014	40,187
50,000	Citigroup Inc.	1.0234	4/1/2016	50,367
30,000	Citigroup Inc.	5.1250	5/5/2014	30,125
40,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.3750	1/19/2017	42,436
60,000	Goldman Sachs Group, Inc.	1.4361	4/30/2018	60,826
55,000	Goldman Sachs Group, Inc.	3.6250	2/7/2016	57,626
60,000	JPMorgan Chase & Co.	1.1386	1/25/2018	60,734
60,000	Morgan Stanley	1.4849	2/25/2016	60,891
60,000	Morgan Stanley	1.7500	2/25/2016	60,802
45,000	Morgan Stanley	4.7500	4/1/2014	45,000
35,000	US Bancorp	1.9500	11/15/2018	34,913
60,000	Wells Fargo & Co.	0.8666	4/23/2018	60,614
55,000	Wells Fargo & Co.	3.6250	4/15/2015	56,787
				1,049,017
	BEVERAGES - 2.2%
75,000	Anheuser-Busch InBev Finance, Inc.	0.4286	1/27/2017	74,969
65,000	Anheuser-Busch InBev Worldwide, Inc.	1.3750	7/15/2017	65,148
55,000	Coca-Cola Co.	0.7500	11/1/2016	54,895
40,000	Coca-Cola Co.	1.1500	4/1/2018	39,250
75,000	PepsiCo, Inc.	0.4444	2/26/2016	75,123
				309,385
	COMPUTERS - 1.9%
45,000	EMC Corp.	1.8750	6/1/2018	45,015
115,000	International Business Machines Corp.	0.3039	2/5/2016	115,116
100,000	International Business Machines Corp.	1.2500	2/8/2018	98,896
				259,027
	COSMETICS / PERSONAL CARE - 0.3%
40,000	Procter & Gamble Co.	0.7500	11/4/2016	39,896

	CREDIT CARD ABS - 0.2%
25,000	World Financial Network Credit Card Master Trust	3.9600	4/15/2019	25,955

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
40,000	American Express Credit Corp.	2.8000	9/19/2016	41,741
50,000	American Honda Finance Corp.	0.7399	10/7/2016	50,431
55,000	American Honda Finance Corp.	1.1250	10/7/2016	55,290
60,000	General Electric Capital Corp.	0.4394	1/8/2016	60,006
80,000	General Electric Capital Corp.	0.4717	1/14/2016	80,092
				287,560
	ELECTRIC - 0.7%
90,000	Georgia Power Co.	0.5534	3/15/2016	89,965
	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2014 (Unaudited)(Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	ELECTRONICS - 0.4%
$ 60,000	Thermo Fisher Scientific, Inc.	1.3000	2/1/2017	$ 59,678

	FOOD - 0.4%
60,000	General Mills, Inc.	0.5361	1/29/2016	60,085

	HEALTHCARE-PRODUCTS - 0.8%
55,000	Baxter International, Inc.	0.9500	6/1/2016	55,182
55,000	Medtronic, Inc.	1.3750	4/1/2018	54,131
				109,313
	INSURANCE - 2.2%
50,000	American International Group, Inc.	3.8000	3/22/2017	53,533
50,000	American International Group, Inc.	4.8750	9/15/2016	54,582
55,000	Berkshire Hathaway, Inc.	2.2000	8/15/2016	56,860
50,000	MetLife, Inc.	6.7500	6/1/2016	56,102
85,000	Prudential Financial, Inc.	1.0159	8/15/2018	85,202
				306,279
	INTERNET - 0.3%
45,000	eBay, Inc.	1.3500	7/15/2017	45,023

	LEISURE TIME - 0.2%
30,000	Carnival Corp.	1.2000	2/5/2016	30,194

	MACHINERY-CONSTRUCTION & MINING - 0.5%
75,000	Caterpillar Financial Services Corp.	0.4744	2/26/2016	75,198

	MEDIA - 1.2%
40,000	Cox Communications, Inc.	5.4500	12/15/2014	41,351
55,000	DIRECTV Holdings LLC	3.5000	3/1/2016	57,443
60,000	NBCUniversal Media LLC	2.1000	4/1/2014	60,000
				158,794
	MINING - 1.4%
45,000	BHP Billiton Finance USA Ltd.	1.1250	11/21/2014	45,228
75,000	BHP Billiton Finance USA Ltd.	0.4836	9/30/2016	75,124
65,000	Rio Tinto Finance USA PLC	2.2500	12/14/2018	65,067
				185,419
	MUNICIPAL - 0.9%
75,000	New Jersey Transportation Trust Fund Authority	1.7580	12/15/2018	73,555
50,000	State of California	1.0500	2/1/2016	50,272
				123,827
	OIL & GAS - 1.3%
75,000	BP Capital Markets PLC	0.8651	9/26/2018	75,714
45,000	Shell International Finance BV	0.4459	11/15/2016	45,077
60,000	Total Capital International SA	0.8069	8/10/2018	60,479
				181,270
	PIPELINES - 0.6%
30,000	Enterprise Products Operating LLC	5.6000	10/15/2014	30,808
55,000	TransCanada PipeLines Ltd.	0.7500	1/15/2016	55,063
				85,871
	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2014 (Unaudited)(Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	REGIONAL - 0.7%
$ 95,000	Province of Ontario Canada	0.9500	5/26/2015	$ 95,725

	RETAIL - 0.4%
55,000	CVS Caremark Corp.	1.2000	12/5/2016	55,354

	TELECOMMUNICATIONS - 2.5%
45,000	AT&T, Inc.	0.6189	2/12/2016	45,111
75,000	Cisco Systems, Inc.	0.5161	3/3/2017	75,206
95,000	Verizon Communications, Inc.	2.0000	11/1/2016	97,252
75,000	Verizon Communications, Inc.	1.7634	9/15/2016	77,197
50,000	Vodafone Group PLC	0.6201	2/19/2016	50,051
				344,817
	TRANSPORTATION - 0.3%
40,000	Canadian National Railway Co.	0.4365	11/6/2015	40,016

	TOTAL BONDS & NOTES ( Cost - $4,503,751)			4,513,314

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.1%
40,000	Federal Home Loan Banks	1.0000	6/21/2017	39,935
690,000	United States Treasury Notes	0.2500	5/31/2014	690,256
430,000	United States Treasury Notes	0.2500	11/30/2015	429,731
385,000	United States Treasury Notes	0.2500	12/31/2015	384,511
275,000	United States Treasury Notes	0.3750	11/15/2014	275,505
515,000	United States Treasury Notes	0.5000	10/15/2014	516,187
300,000	United States Treasury Notes	1.2500	4/15/2014	300,135
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS ( Cost - $2,635,126)			2,636,260
Shares
	SHORT-TERM INVESTMENTS - 23.6%
	MONEY MARKET FUND - 23.6%
3,247,176	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.05% (a)
	(Cost $3,247,176)			3,247,176

	TOTAL INVESTMENTS - 100.1% ( Cost - $14,874,053) (b)			$ 13,792,223
	LIABILITIES LESS OTHER ASSETS - (0.1) %			(5,868)
	NET ASSETS - 100.0%			$ 13,786,355

* Non-income producing investment.
+ All of this investment is a holding of TXMFS Fund Limited which commenced operations on October 4, 2012 and is a wholly-owned subsidiary of Taylor Xplor Managed Futures Strategy Fund.

ABS - Asset Backed Security
PLC - Public Limited Company
(a) Money market fund; interest rate reflects the seven-day effective yield on March 31, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,877,408 and differs from market value by by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 16,170
		Unrealized depreciation:		(1,101,355)
		Net unrealized depreciation:		$ (1,085,185)

Taylor Xplor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Taylor Xplor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)(Continued)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 3,395,473	$ -	$ 3,395,473
Bonds & Notes	-	4,513,314	-	$ 4,513,314
U.S. Government & Agency Obligations	-	2,636,260	-	$ 2,636,260
Short-Term Investment	3,247,176	-	-	$ 3,247,176
Total	$ 3,247,176	$ 10,545,047	$ -	$ 13,792,223

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes TXMFS Fund Limited (“TXMFS”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the TXMFS is as follows:
	Inception Date of CFC	CFC Net Assets at March 31, 2014		% of Fund Net Assets at March 31, 2014
TXMFS-CFC	10/4/12	$3,395,473		24.63%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/14

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

5/29/14